Condensed Consolidated Statements of Changes in Shareholders' Equity (Parenthetical)	Apr. 11, 2024	Mar. 09, 2024	Jun. 17, 2020
Statement of Stockholders' Equity [Abstract]
Reverse stock split, description	1-for-10	1-for-10	1-for-3 shares